Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 06, 2018	Jun. 30, 2017	Jun. 06, 2018	Jun. 30, 2017	Dec. 31, 2017
Incur capital expenditure	$ 25,100
Letters of credit outstanding amount	7,400
Surety bonds and other bank issued guarantees	41,800					$ 37,800
Successor [Member]
Rental expense	6,300
Liability	508,839
Predecessor [Member]
Rental expense		$ 9,200	$ 7,700	$ 19,500	$ 13,900
Other Liabilities [Member]
Liability	$ 6,700					$ 4,500